LONG-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
		Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 HKD ($) shares	May 31, 2019 USD ($) shares	May 31, 2019 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Equity Method Investments							¥ 92,579	¥ 99,551
Equity in loss of affiliates, net of tax						$ (516)	(3,608)	5,061		¥ 7,276
Equity in loss of affiliates, net of tax						$ 516	3,608	(5,061)		(7,276)
Carrying amount of this investment							192,243
Impairment of investments							9,427	9,427
Short-Term Investments	[1]						40,480
Fair value of investment							6,263	46,576
Fair value of investment unrealized gain (loss)							1,221	8,277		78,739
Hongkong Listed Company Gxg [Member]
Payments to acquire investments					¥ 89,517
Equity Securities With Readily Determinable Fair Value [Member] | Hongkong Listed Company Gxg [Member]
Number of equity shares purchased | shares				22,740,000	22,740,000
Payments to acquire investments				$ 13,000	¥ 13,000
Limited Partnership [Member]
Invested funds										30,000
Equity Method Investments							88,039	92,412		96,904
Initial investment of fund										19,752
Amount withdrawn							¥ 2,033	¥ 2,505
Limited Liability Companies [Member]
Invested funds									$ 1,500	¥ 10,770
Meituan (3690 HK) [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of equity shares purchased | shares		106,600	106,600
Tencent (0700. HK) [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of equity shares purchased | shares		55,000	55,000
Tencent and Meituan [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Payments to acquire investments		¥ 65,065	$ 77.3

[1]	As of December 31, 2025, equity securities with readily determinable fair value, previously recorded as long-term investments and consisting primarily of Tencent and Meituan, were reclassified to short-term investments, as the Group intends to sell the investment within the next twelve months. (Note 10)